Organization and Principal Activities (Tables)	12 Months Ended
Jun. 30, 2025
Organization and Principal Activities [Abstract]
Schedule of Income Per Share Before and After the Retrospective Adjustments

The income per share before and after the retrospective adjustments are as follows.

	For the year ended June 30, 2023
	Before adjustment	After adjustment
Net income per share attributable to ordinary shareholders of Big Tree Cloud Holdings Limited
- Basic and diluted	5.59	0.0056
Weighted average shares used in calculating net income per share
- Basic and diluted	50,000	50,000,000

Schedule of Balance Sheet Date of the Financial Statements

As of the balance sheet date of the financial statements, the details of the Company’s subsidiaries were as follows.

Name	Date of Incorporation	Percentage of effective ownership	Principal Activities
Big Tree Cloud International Group Limited (“DSY”)	April 21, 2021	100%	Investment holding
Bright Connected Limited (“DSY BVI”)	April 1, 2021	100%	Investment holding
HongKong Ploutos International Holdings Limited (“DSY HK”)	July 14, 2023	100%	Investment holding
Guangdong Dashuyun Investment Holding Group Co., Ltd. (“DSY Guangdong”)	June 16, 2020	95.92%	Investment holding
Shenzhen Dashuyun Import and Export Trading Co., Ltd. (“DSY Shenzhen”)	July 02, 2020	100%	Sale of personal care products
Shenzhen Surprise Cloud Trading Co., Ltd. (“Jingxiyun Shenzhen”)	December 20, 2021	100%	Sale of personal care products
Guangdong Yunjia Innovative Materials Co., Ltd. (“Guangdong Yunjia”)	January 10, 2025	51%	Manufacturing synthetic materials